Loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	July 31, 2020					July 31, 2019
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$484	$62	$(7)	$(8)	$531	$395	$29	$(10)	$(5)	$409
Personal	1,258	166	(111)	(12)	1,301	922	127	(116)	(1)	932
Credit cards	1,121	238	(111)	(1)	1,247	790	130	(130)	(1)	789
Small business	107	13	(7)	(4)	109	49	12	(7)	(1)	53
Wholesale	2,790	200	(151)	(66)	2,773	1,108	133	(89)	(37)	1,115
Customers’ liability under acceptances	105	(1)	–	–	104	26	(2)	–	(1)	23
	$5,865	$678	$(387)	$(91)	$6,065	$3,290	$429	$(352)	$(46)	$3,321
Presented as:
Allowance for loan losses	$5,230				$5,509	$3,093				$3,131
Other liabilities – Provisions	529				445	171				167
Customers’ liability under acceptances	105				104	26				23
Other components of equity	1				7	–				–

	For the nine months ended
	July 31, 2020					July 31, 2019
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$402	$181	$(23)	$(29)	$531	$382	$60	$(30)	$(3)	$409
Personal	935	724	(341)	(17)	1,301	895	398	(346)	(15)	932
Credit cards	832	808	(392)	(1)	1,247	760	405	(375)	(1)	789
Small business	61	77	(24)	(5)	109	51	25	(20)	(3)	53
Wholesale	1,165	1,962	(259)	(95)	2,773	979	495	(305)	(54)	1,115
Customers’ liability under acceptances	24	81	–	(1)	104	21	3	–	(1)	23
	$3,419	$3,833	$(1,039)	$(148)	$6,065	$3,088	$1,386	$(1,076)	$(77)	$3,321
Presented as:
Allowance for loan losses	$3,100				$5,509	$2,912				$3,131
Other liabilities – Provisions	295				445	154				167
Customers’ liability under acceptances	24				104	21				23
Other components of equity	–				7	1				–

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	July 31, 2020				July 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$114	$223	$147	$484	$140	$63	$192	$395
Provision for credit losses
Transfers to stage 1	56	(50)	(6)	–	21	(16)	(5)	–
Transfers to stage 2	(5)	8	(3)	–	(4)	4	–	–
Transfers to stage 3	–	(11)	11	–	(1)	(6)	7	–
Originations	24	–	–	24	12	–	–	12
Maturities	(4)	(4)	–	(8)	(4)	(3)	–	(7)
Changes in risk, parameters and exposures	(26)	61	11	46	(19)	28	15	24
Write-offs	–	–	(9)	(9)	–	–	(12)	(12)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	(2)	(4)	(2)	(8)	(1)	–	(4)	(5)
Balance at end of period	$157	$223	$151	$531	$144	$70	$195	$409

Personal
Balance at beginning of period	$343	$757	$158	$1,258	$238	$555	$129	$922
Provision for credit losses
Transfers to stage 1	110	(109)	(1)	–	154	(154)	–	–
Transfers to stage 2	(25)	25	–	–	(20)	20	–	–
Transfers to stage 3	–	(16)	16	–	–	(41)	41	–
Originations	27	–	–	27	27	–	–	27
Maturities	(12)	(26)	–	(38)	(8)	(30)	–	(38)
Changes in risk, parameters and exposures	(43)	146	74	177	(148)	210	76	138
Write-offs	–	–	(141)	(141)	–	–	(148)	(148)
Recoveries	–	–	30	30	–	–	32	32
Exchange rate and other	1	(1)	(12)	(12)	–	–	(1)	(1)
Balance at end of period	$401	$776	$124	$1,301	$243	$560	$129	$932

Credit cards
Balance at beginning of period	$246	$875	$–	$1,121	$166	$624	$–	$790
Provision for credit losses
Transfers to stage 1	84	(84)	–	–	116	(116)	–	–
Transfers to stage 2	(23)	23	–	–	(19)	19	–	–
Transfers to stage 3	(1)	(101)	102	–	–	(88)	88	–
Originations	1	–	–	1	1	–	–	1
Maturities	(2)	(8)	–	(10)	(2)	(8)	–	(10)
Changes in risk, parameters and exposures	26	212	9	247	(94)	191	42	139
Write-offs	–	–	(143)	(143)	–	–	(167)	(167)
Recoveries	–	–	32	32	–	–	37	37
Exchange rate and other	(1)	–	–	(1)	1	(2)	–	(1)
Balance at end of period	$330	$917	$–	$1,247	$169	$620	$–	$789

Small business
Balance at beginning of period	$56	$21	$30	$107	$15	$17	$17	$49
Provision for credit losses
Transfers to stage 1	5	(5)	–	–	5	(5)	–	–
Transfers to stage 2	(2)	2	–	–	–	–	–	–
Transfers to stage 3	(1)	–	1	–	–	(3)	3	–
Originations	4	–	–	4	2	–	–	2
Maturities	(2)	(3)	–	(5)	(1)	(2)	–	(3)
Changes in risk, parameters and exposures	(6)	7	13	14	(4)	9	8	13
Write-offs	–	–	(9)	(9)	–	–	(9)	(9)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	(1)	(1)	(2)	(4)	–	–	(1)	(1)
Balance at end of period	$53	$21	$35	$109	$17	$16	$20	$53

Wholesale
Balance at beginning of period	$1,246	$807	$737	$2,790	$293	$358	$457	$1,108
Provision for credit losses
Transfers to stage 1	6	(5)	(1)	–	35	(34)	(1)	–
Transfers to stage 2	(111)	112	(1)	–	(8)	9	(1)	–
Transfers to stage 3	(11)	(47)	58	–	(2)	(15)	17	–
Originations	206	–	–	206	55	12	–	67
Maturities	(233)	(100)	–	(333)	(39)	(39)	–	(78)
Changes in risk, parameters and exposures	(38)	250	115	327	(51)	86	109	144
Write-offs	–	–	(163)	(163)	–	–	(101)	(101)
Recoveries	–	–	12	12	–	–	12	12
Exchange rate and other	(19)	(13)	(34)	(66)	(3)	(2)	(32)	(37)
Balance at end of period	$1,046	$1,004	$723	$2,773	$280	$375	$460	$1,115

	For the nine months ended
	July 31, 2020				July 31, 2019
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$146	$77	$179	$402	$142	$64	$176	$382
Provision for credit losses
Transfers to stage 1	116	(89)	(27)	–	64	(52)	(12)	–
Transfers to stage 2	(31)	37	(6)	–	(9)	11	(2)	–
Transfers to stage 3	(2)	(26)	28	–	(2)	(24)	26	–
Originations	51	–	–	51	35	–	–	35
Maturities	(11)	(11)	–	(22)	(10)	(6)	–	(16)
Changes in risk, parameters and exposures	(110)	249	13	152	(76)	77	40	41
Write-offs	–	–	(31)	(31)	–	–	(34)	(34)
Recoveries	–	–	8	8	–	–	4	4
Exchange rate and other	(2)	(14)	(13)	(29)	–	–	(3)	(3)
Balance at end of period	$157	$223	$151	$531	$144	$70	$195	$409

Personal
Balance at beginning of period	$272	$520	$143	$935	$242	$512	$141	$895
Provision for credit losses
Transfers to stage 1	339	(335)	(4)	–	428	(422)	(6)	–
Transfers to stage 2	(81)	82	(1)	–	(66)	67	(1)	–
Transfers to stage 3	(2)	(55)	57	–	(1)	(125)	126	–
Originations	80	–	–	80	73	1	–	74
Maturities	(35)	(73)	–	(108)	(20)	(87)	–	(107)
Changes in risk, parameters and exposures	(174)	639	287	752	(414)	614	231	431
Write-offs	–	–	(438)	(438)	–	–	(440)	(440)
Recoveries	–	–	97	97	–	–	94	94
Exchange rate and other	2	(2)	(17)	(17)	1	–	(16)	(15)
Balance at end of period	$401	$776	$124	$1,301	$243	$560	$129	$932

Credit cards
Balance at beginning of period	$173	$659	$–	$832	$161	$599	$–	$760
Provision for credit losses
Transfers to stage 1	319	(319)	–	–	344	(344)	–	–
Transfers to stage 2	(70)	70	–	–	(58)	58	–	–
Transfers to stage 3	(2)	(283)	285	–	(1)	(251)	252	–
Originations	6	–	–	6	3	–	–	3
Maturities	(7)	(22)	–	(29)	(4)	(19)	–	(23)
Changes in risk, parameters and exposures	(88)	812	107	831	(276)	578	123	425
Write-offs	–	–	(490)	(490)	–	–	(478)	(478)
Recoveries	–	–	98	98	–	–	103	103
Exchange rate and other	(1)	–	–	(1)	–	(1)	–	(1)
Balance at end of period	$330	$917	$–	$1,247	$169	$620	$–	$789

Small business
Balance at beginning of period	$29	$10	$22	$61	$17	$16	$18	$51
Provision for credit losses
Transfers to stage 1	10	(10)	–	–	16	(16)	–	–
Transfers to stage 2	(5)	5	–	–	(2)	2	–	–
Transfers to stage 3	(1)	(1)	2	–	–	(8)	8	–
Originations	12	–	–	12	7	–	–	7
Maturities	(5)	(4)	–	(9)	(3)	(6)	–	(9)
Changes in risk, parameters and exposures	14	22	38	74	(18)	28	17	27
Write-offs	–	–	(29)	(29)	–	–	(26)	(26)
Recoveries	–	–	5	5	–	–	6	6
Exchange rate and other	(1)	(1)	(3)	(5)	–	–	(3)	(3)
Balance at end of period	$53	$21	$35	$109	$17	$16	$20	$53

Wholesale
Balance at beginning of period	$281	$396	$488	$1,165	$274	$340	$365	$979
Provision for credit losses
Transfers to stage 1	72	(69)	(3)	–	113	(103)	(10)	–
Transfers to stage 2	(156)	158	(2)	–	(25)	28	(3)	–
Transfers to stage 3	(13)	(92)	105	–	(5)	(48)	53	–
Originations	685	–	–	685	182	39	–	221
Maturities	(310)	(195)	–	(505)	(128)	(118)	–	(246)
Changes in risk, parameters and exposures	500	812	470	1,782	(130)	235	415	520
Write-offs	–	–	(299)	(299)	–	–	(337)	(337)
Recoveries	–	–	40	40	–	–	32	32
Exchange rate and other	(13)	(6)	(76)	(95)	(1)	2	(55)	(54)
Balance at end of period	$1,046	$1,004	$723	$2,773	$280	$375	$460	$1,115

Credit Risk Exposure by Internal Risk Rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2019 Annual Report.

	As at
	July 31, 2020				October 31, 2019
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$249,099	$15,099	$–	$264,198	$238,377	$6,764	$–	$245,141
Medium risk	13,961	1,776	–	15,737	14,033	1,347	–	15,380
High risk	3,767	2,141	–	5,908	2,843	2,722	–	5,565
Not rated (1)	42,624	940	–	43,564	40,030	726	–	40,756
Impaired	–	–	677	677	–	–	732	732
	309,451	19,956	677	330,084	295,283	11,559	732	307,574
Items not subject to impairment (2)				256				517
Total				330,340				308,091

Loans outstanding – Personal
Low risk	$69,576	$2,067	$–	$71,643	$71,619	$1,944	$–	$73,563
Medium risk	3,837	4,669	–	8,506	5,254	3,011	–	8,265
High risk	729	1,599	–	2,328	843	1,874	–	2,717
Not rated (1)	7,226	131	–	7,357	7,293	105	–	7,398
Impaired	–	–	308	308	–	–	307	307
Total	81,368	8,466	308	90,142	85,009	6,934	307	92,250

Loans outstanding – Credit cards
Low risk	$11,703	$81	$–	$11,784	$13,840	$103	$–	$13,943
Medium risk	1,582	2,414	–	3,996	2,250	1,827	–	4,077
High risk	122	1,222	–	1,344	137	1,432	–	1,569
Not rated (1)	498	53	–	551	677	45	–	722
Total	13,905	3,770	–	17,675	16,904	3,407	–	20,311

Loans outstanding – Small business
Low risk	$2,166	$198	$–	$2,364	$2,200	$107	$–	$2,307
Medium risk	2,006	838	–	2,844	2,163	563	–	2,726
High risk	155	217	–	372	138	196	–	334
Not rated (1)	10	–	–	10	10	–	–	10
Impaired	–	–	98	98	–	–	57	57
Total	4,337	1,253	98	5,688	4,511	866	57	5,434

Undrawn loan commitments – Retail
Low risk	$211,554	$2,817	$–	$214,371	$196,743	$1,894	$–	$198,637
Medium risk	9,588	259	–	9,847	8,251	246	–	8,497
High risk	1,043	159	–	1,202	851	208	–	1,059
Not rated (1)	5,529	128	–	5,657	5,861	146	–	6,007
Total	227,714	3,363	–	231,077	211,706	2,494	–	214,200

Wholesale – Loans outstanding
Investment grade	$52,885	$523	$–	$53,408	$47,133	$97	$–	$47,230
Non-investment grade	116,521	29,298	–	145,819	119,778	11,940	–	131,718
Not rated (1)	6,914	421	–	7,335	5,862	320	–	6,182
Impaired	–	–	2,719	2,719	–	–	1,829	1,829
	176,320	30,242	2,719	209,281	172,773	12,357	1,829	186,959
Items not subject to impairment (2)				8,324				8,911
Total				217,605				195,870

Undrawn loan commitments – Wholesale
Investment grade	$240,929	$3,007	$–	$243,936	$222,819	$18	$–	$222,837
Non-investment grade	83,919	23,633	–	107,552	96,191	9,007	–	105,198
Not rated (1)	3,556	–	–	3,556	3,986	–	–	3,986
Total	328,404	26,640	–	355,044	322,996	9,025	–	332,021

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1)

	As at
	July 31, 2020				October 31, 2019
(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$2,119	$686	$171	$2,976	$3,173	$1,369	$186	$4,728
Wholesale	2,332	543	14	2,889	1,543	460	3	2,006
	$4,451	$1,229	$185	$5,865	$4,716	$1,829	$189	$6,734

(1)	Loans in our payment deferral programs established to help clients manage through the challenges of COVID-19 have been re-aged to current and will not be aged further during the deferral period. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.